LONG-TERM DEBT (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule of Long-Term Debt Components

September 30, 2012	December 31, 2011

Subordinated note payable to former member of 3D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less Then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

$783	$1,373

Subordinated note payable to former member of 3D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less than 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

783	1,373

Note payable to bank in monthly installments of $27 beginning November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.36% at September 30, 2012 plus 4.75% secured by inventory and substantially all machinery and equipment, maturing July 31, 2013 (see Note E Senior Credit Facility)	722	972
Subordinated note payable to Mr. Martell, payable in monthly installments of $7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013, maturing October 31, 2013, with $250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at July 1, 2012) increasing to 9.5% or 2% plus prime beginning on March 1, 2013, until maturity, secured by a subordinated interest in Substantially all assets owned by the Company	668	1,236
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	71	94
Capital lease obligations	954	977

	3,981	6,025
Less current portion	2,122	1,484

	$1,859	$4,541

	December 31, 2011	December 31, 2010
Note payable to Chairman, payable in monthly installments of $ 7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013 with outstanding balance payable at maturity date of October 31, 2013, with $ 250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at December 31, 2011) increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity, secured by a subordinated interest in substantially all assets owned by the Company	$1,236	$2,079

Note payable to former members of 3-D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000

Note payable to former members of 3-D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000
Note payable to bank in monthly installments of $ 27 November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.56% December 31, 2011) plus 4.75%, secured by inventory and substantially all machinery and equipment (see Note G, Senior Credit Facility)	972	—
Note payable to bank in monthly installments of $ 3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	94	123
Notes paid off in 2011	—	322
Capital lease obligations	977	1,009

	6,025	7,533
Less: current portion	1,484	4,518

	$4,541	$3,015

Schedule of Leased Assets Under Capital Leases

	December 31, 2011	December 31, 2010
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(541)	(397)

	$620	$764

Schedule of Minimum Future Lease Payments Required Under Capital Leases

Years Ending December 31,	Amount
2012	$178
2013	1,050

1,228
Less imputed interest	(251)

Present value of net minimum lease payments	$977

Aggregate Maturities of Long-Term Debt, Including Capital Leases

Years Ending December 31,	Amount
2012	$274
2013	3,687
2014	20

$3,981

Years Ending December 31,	Amount
2012	$1,484
2013	4,197
2014	344

$6,025

Summary of interest expense

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Interest expense on principal	$181	$228	$532	$738
Amortization of debt issue costs	8	—	24	—

	$189	$228	$556	$738

	Years ended December 31
	2011	2010
Interest expense on principal	$966	$773
Amortization of debt issue costs	3	14
Amortization of debt discount—revolving notes payable	—	115

	$969	$902

Summary of the Company's warrant activity

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2010	310,254	$8.23
Granted	—	—
Exercised	—	—
Forfieted	(2,057)	0.01

Outstanding at December 31, 2010	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28

Components of Outstanding Warrants

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	1.42
$ 8.50	300,118	0.65